SCHEDULE OF OPERATING LEASE RIGHT OF USE ASSETS AND OPERATING LEASE LIABILITIES (Details) - JPY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Operating lease right-of-use assets	¥ 2,436,371	¥ 2,409,255
Operating lease liabilities current	479,871	433,725
Operating lease liabilities noncurrent	1,968,734	1,958,689
SYW [Member]
Related Party Transaction [Line Items]
Operating lease right-of-use assets	4,955	16,639
Operating lease liabilities current	5,911	11,684
Operating lease liabilities noncurrent		¥ 5,911